Related Parties (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
SAFEs [Member] | Thesis Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from related party		$ 1.0
Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 13.0		$ 46.3
Issuance of common stock, shares (in Shares) | shares	520,000
Crypto asset number of units paid	500